Related Party Balances and Transactions (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Due to related parties	$ 40,823	$ 11,576
Mr. Zhengyu Wang and his affiliates [Member]
Due to related parties	40,823	0
Due from a related party	0	118,025
Mr. Wangfeng Yan, and his affiliates [Member]
Due to related parties	$ 0	$ 11,576